Income Tax (Details) - Schedule of Cumulative Net Operating Losses Carried Forward - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	$ 37,766	$ 8,378
PRC Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	28,757
HK Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	2,569	1,934
Singapore Region [Member]
Schedule of Cumulative Net Operating Losses Carried Forward [Line Items]
Total cumulative net operating loss carry-forward	$ 6,440	$ 6,444